Note 53 - Related-Party Transactions - Balances Arising From Transactions With Entities Of The Group (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks		€ 14,575,000,000	€ 13,649,000,000	€ 9,163,000,000
Loans and Advances to customers	[1]	311,147,000,000	382,360,000,000	374,027,000,000
Deposits from credit institutions		27,629,000,000	28,751,000,000	31,978,000,000	[2]
Customer deposits	[3]	342,661,000,000	384,219,000,000	375,970,000,000
Debt certificates, at amortized cost		61,780,000,000	63,963,000,000	61,112,000,000
Contingent Commitments		36,190,000,000	39,209,000,000	35,098,000,000
Assets Member [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks		148,000,000	26,000,000	132,000,000
Loans and Advances to customers		1,743,000,000	1,682,000,000	1,866,000,000
Liabilities Member
Disclosure Of Transactions Between Related Parties Line Items
Deposits from credit institutions		0	3,000,000	2,000,000
Customer deposits		791,000,000	453,000,000	521,000,000
Debt certificates, at amortized cost		0	0	0
Memorandum Accounts [Member]
Disclosure Of Transactions Between Related Parties Line Items
Contingent Commitments		132,000,000	166,000,000	152,000,000
Other Accounts		1,400,000,000	1,042,000,000	1,358,000,000
Financial Guarantees Given Related Party Transactions		€ 11,000,000	€ 106,000,000	€ 78,000,000

[1]	(***) Amount in 2020 is mainly due to the stake in BBVA USA (see Note 21).
[2]	(*) Subordinated deposits are included amounting €195 million.
[3]	(**) Amount in 2020 is mainly due to the stake in BBVA USA (see Note 21).